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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|;   Amendment Number: __

     This Amendment (Check only one.) |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Management Advisors, LLC
Address: 1900 Avenue of the Stars
         Suite 900
         Los Angeles, CA 90067

Form 13F File Number: 028-03819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Larson
Title:  SVP, CFO, COO
Phone:  310-229-2947

Signature, Place, and Date of Signing:

Charles Larson                         Los Angeles, CA           1-30-07
------------------------------------   ----------------------    ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       78

Form 13F Information Table Value Total:   91,030
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

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                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                         VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED NONE
------------------------------ ------------------------ -------- ----------- --- ---- ------- -------- ----------- ------ ----
ACTIVISION INC                 COM            004930202      337   16498.999 SH       SOLE               16498.999
ADOBE SYSTEMS INC              COM            00724F101      703   23555.000 SH       SOLE               23555.000
ALCON INC                      COM            CH0013826     1113    8700.000 SH       SOLE                8700.000
ALTRIA GROUP INC               COM            02209S103      265    3600.000 SH       SOLE                3600.000
AMGEN INC                      COM            031162100     1310   16440.000 SH       SOLE               16440.000
ARTHUR J GALLAGHER & CO        COM            363576109      216    7500.000 SH       SOLE                7500.000
ASSURANT INC                   COM            04621X108     1031   27100.000 SH       SOLE               27100.000
BANK OF AMERICA CORP           COM            060505104     1368   32490.000 SH       SOLE               32490.000
BAYOU STEEL CORP               COM            073051203     3000   83333.000 SH       SOLE               83333.000
BELLSOUTH CORP                 COM            079860102      210    8000.000 SH       SOLE                8000.000
BILLY MARTIN'S USA INC         COM            090192402        2 1000000.000 SH       SOLE             1000000.000
BP PLC-SPONS ADR               COM            055622104      257    3628.000 SH       SOLE                3628.000
BUNGE LIMITED                  COM            BMG169621     1193   22675.000 SH       SOLE               22675.000
CARNIVAL CORP                  COM            143658300     1233   24665.000 SH       SOLE               24665.000
CHEMED CORP                    COM            16359R103     1138   26260.000 SH       SOLE               26260.000
CHEROKEE INC                   COM            16444H102      210    6000.000 SH       SOLE                6000.000
COGENT INC                     COM            19239Y108      823   34660.000 SH       SOLE               34660.000
CONOCOPHILLIPS                 COM            20825C104     1426   20396.000 SH       SOLE               20396.000
ELECTRONIC ARTS INC            COM            285512109     1319   23180.000 SH       SOLE               23180.000
ENI SPA-SPONSORED ADR          COM            26874R108      207    1400.000 SH       SOLE                1400.000
EXELON CORP                    COM            30161N101      203    3800.000 SH       SOLE                3800.000
EXXON MOBIL CORP               COM            30231G102     1241   19527.000 SH       SOLE               19527.000
FORTUNE BRANDS INC             COM            349631101      279    3430.000 SH       SOLE                3430.000
GENERAL ELECTRIC CO            COM            369604103      215    6400.000 SH       SOLE                6400.000
GLAXOSMITHKLINE PLC-ADR        COM            37733W105      205    4000.000 SH       SOLE                4000.000
GRUPO TELEVISA SA-SPONS ADR    COM            40049J206      304    4240.000 SH       SOLE                4240.000


HALLIBURTON CO                 COM            406216101     1257   18350.000 SH       SOLE               18350.000
HUGOTON ROYALTY TRUST          COM            444717102      218    5400.000 SH       SOLE                5400.000
ILLINOIS TOOL WORKS            COM            452308109      938   11390.000 SH       SOLE               11390.000
IMPERIA ENTERTAINMENT INC      COM            45256N105        0   20000.000 SH       SOLE               20000.000
INNOVO GROUP INC               COM            457954600       30   15000.000 SH       SOLE               15000.000
INTUIT INC                     COM            461202103     1288   28750.000 SH       SOLE               28750.000
ISHARES MSCI EAFE INDEX FUND   COM            464287465     2804   48270.000 SH       SOLE               48270.000
ISHARES MSCI EMERGING MKT IN   COM            464287234     1496   17620.000 SH       SOLE               17620.000
J.C. PENNEY CO INC             COM            708160106      541   11400.000 SH       SOLE               11400.000
JM SMUCKER CO/THE-NEW COMMON   COM            832696405     1298   26740.000 SH       SOLE               26740.000
JOHNSON & JOHNSON              COM            478160104     1216   19210.000 SH       SOLE               19210.000
KINDER MORGAN ENERGY PRTNRS    COM            494550106      296    5600.000 SH       SOLE                5600.000
L-3 COMMUNICATIONS HOLDINGS    COM            502424104     1295   16380.000 SH       SOLE               16380.000
MONSANTO CO                    COM            61166W101      793   12630.000 SH       SOLE               12630.000
MORGAN STANLEY DEAN WITTER     COM            617446448     1097   20340.000 SH       SOLE               20340.000
NEWS CORP-CL A                 COM            65248E104      880   56430.000 SH       SOLE               56430.000
NOKIA CORP-SPON ADR            COM            654902204     1223   72350.000 SH       SOLE               72350.000
P G & E CORP                   COM            69331C108     1027   26170.000 SH       SOLE               26170.000
PEABODY ENERGY CORP            COM            704549104     1093   12960.000 SH       SOLE               12960.000
PEPSICO INC                    COM            713448108     1279   22550.000 SH       SOLE               22550.000
PERMIAN BASIN ROYALTY TRUST    COM            714236106      188   11200.000 SH       SOLE               11200.000
POPULAR INC                    COM            733174106     1160   47890.000 SH       SOLE               47890.000
PRUDENTIAL FINANCIAL INC       COM            744320102     1540   22790.000 SH       SOLE               22790.000
QUESTAR CORP                   COM            748356102      406    4610.000 SH       SOLE                4610.000
ROCKWELL AUTOMATION INC        COM            773903109      276    5220.000 SH       SOLE                5220.000
RR DONNELLEY & SONS CO         COM            257867101     1266   34150.000 SH       SOLE               34150.000
SANOFI-AVENTIS-ADR             COM            80105N105      765   18410.000 SH       SOLE               18410.000
SATYAM COMPUTER SERVICES-ADR   COM            804098101      905   29960.000 SH       SOLE               29960.000
SCANA CORP                     COM            80589M102      211    5000.000 SH       SOLE                5000.000
SIEMENS AG-SPONS ADR           COM            826197501     1291   16700.000 SH       SOLE               16700.000
SUNCOR ENERGY INC              COM            867229106      411    6790.000 SH       SOLE                6790.000
SUNOCO INC                     COM            86764P109      455    5820.000 SH       SOLE                5820.000


TARRANT APPAREL GROUP          COM            876289109       63   20000.000 SH       SOLE               20000.000
TELEFONOS DE MEXICO-SP ADR L   COM            879403780     1457   68480.000 SH       SOLE               68480.000
TEVA PHARMACEUTICAL-SP ADR     COM            881624209     1218   36450.000 SH       SOLE               36450.000
UNILEVER N V  -NY SHARES       COM            904784709      214    3000.000 SH       SOLE                3000.000
UNITED TECHNOLOGIES CORP       COM            913017109     1333   25710.000 SH       SOLE               25710.000
UNITEDHEALTH GROUP INC         COM            91324p102      537    9550.000 SH       SOLE                9550.000
VORNADO REALTY TRUST           COM            929042109     1191   13750.000 SH       SOLE               13750.000
WELLPOINT INC                  COM            94973V107     1180   15560.000 SH       SOLE               15560.000
WELLS FARGO & COMPANY          COM            949746101      418    7140.000 SH       SOLE                7140.000
WET SEAL INC/THE-CLASS A       COM            961840105       45   10000.000 SH       SOLE               10000.000
WILLIAMS COAL SEAM GAS TR      COM            969450105      208   10000.000 SH       SOLE               10000.000
WRIGLEY WM JR CO               COM            982526105     1317   18320.000 SH       SOLE               18320.000
XCEL ENERGY INC                COM            98389B100      206   10500.000 SH       SOLE               10500.000
FMA EQUITY GROWTH LP                                       20434  19919.9984 SH       SOLE              19919.9984
FMA INCOME EQUITY FUND LP                                  11797  11059.0604 SH       SOLE              11059.0604
CAPT'L SERV NT DTD 3/17/99 DUE                oa1115           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 3/21/97 DUE                oa1114           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 4/15/96 DUE                oa1071           0  100000.000 SH       SOLE              100000.000
COSMETIC LASER EYE CENTER                     221990104      417  208333.330 SH       SOLE              208333.330
EQUITY LIFESTYLE PROPERTIES                   29472R108      243    5395.000 SH       SOLE                5395.000